Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
U.S.	$ 103,591	$ 69,212	$ 62,886
Foreign	62,343	54,415	44,901
Income before income taxes	$ 165,934	$ 123,627	$ 107,787